OTHER NONCURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER NONCURRENT LIABILITIES

NOTE 5 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised solely of social contributions and other employee-related costs at our operating subsidiaries located in Brazil. The Company has been funding these amounts upon the termination of a worker or employee. The balance of these employee related costs as of September 30, 2021 and December 31, 2020 amounted to $115,316 and $121,250, respectively.

NOTE 5 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised solely of social contributions and other employee-related costs at our operating subsidiaries located in Brazil. The Company has been funding these amounts upon the termination of a worker or employee. The balance of these employee related costs as of December 31, 2020 and December 31, 2019 amounted to $121,250 and $192,729, respectively.